Convertible Debentures (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Convertible Debentures, USA [Member]
Convertible Debentures	$ 1,883,000		$ 2,083,000
Princpal	200,000		1,185,000
Interest	32,794		133,959
Issuance of common shares	123,591		1,866,528
Convertible Debentures, Canadian [Member]
Convertible Debentures	$ 1,128,497		$ 1,381,737
Princpal					$ 183,600	$ 5,006,565
Interest		$ 32,430		$ 770,705